Intangible assets, net	12 Months Ended
Dec. 31, 2017
Intangible assets, net [Abstract]
Intangible assets, net
15.	Intangible assets, net

(a)	Intangible assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
Goodwill	~~W~~	3,873,060	3,915,163
Software		94,261	83,829
Development cost		56,563	75,322
Other		202,628	197,655

	~~W~~	4,226,512	4,271,969

(b)	Changes in intangible assets for the years ended December 31, 2016 and 2017 are as follows:

	2016
	Goodwill		Software	Development cost	Other	Total
Beginning balance	~~W~~	3,871,482	93,914	66,843	234,100	4,266,339
Acquisitions		—	37,682	21,001	29,882	88,565
Business combination		4,427	—	—	—	4,427
Disposals		—	(37)	—	(10,725)	(10,762)
Impairment (*1)		(2,849)	—	—	(261)	(3,110)
Amortization (*2)		—	(37,636)	(31,281)	(50,422)	(119,339)
Effects of foreign currency movements		—	338	—	133	471
Other		—	—	—	(79)	(79)

Ending balance	~~W~~	3,873,060	94,261	56,563	202,628	4,226,512

	2017
	Goodwill		Software	Development cost	Other	Total
Beginning balance	~~W~~	3,873,060	94,261	56,563	202,628	4,226,512
Acquisitions		—	27,354	40,378	56,982	124,714
Business combination		42,103	—	—	—	42,103
Disposals		—	(21)	—	(12,901)	(12,922)
Impairment (*1)		—	—	(206)	26	(180)
Amortization (*2)		—	(38,095)	(21,413)	(48,941)	(108,449)
Effects of foreign currency movements		—	330	—	(139)	191

Ending balance	~~W~~	3,915,163	83,829	75,322	197,655	4,271,969

(*1)	The Group recognized impairment losses from golf and condo memberships with indefinite useful lives for the difference between recoverable amounts and carrying amounts.
(*2)	The Group recognized amortization of intangible asset in general and administrative expenses and net other operating expense.

(c)	Goodwill

i) Goodwill allocated in the Group’s CGUs as of December 31, 2016 and 2017

	2016		2017
Banking	~~W~~	781,859	823,962
Credit card		2,773,231	2,773,231
Securities		5,645	5,645
Life insurance		275,371	275,371
Others		36,954	36,954

	~~W~~	3,873,060	3,915,163

ii) Changes in goodwill for the years ended December 31, 2016 and 2017

	2016		2017
Beginning balance	~~W~~	3,871,482	3,873,060
Acquisitions through business combinations (*1)		4,427	42,103
Impairment loss (*2)		(2,849)	—

Ending balance	~~W~~	3,873,060	3,915,163

(*1)	The Group recognized the goodwill at the Shinhan Bank Vietnam Ltd. in 2017. (note 49)
(*2)	The Group recognized full impairment on the goodwill allocated to PT. Shinhan Indo Finance in prior year.

iii) Goodwill impairment test

The recoverable amounts of each CGU were evaluated based on their respective value in use.

•	Explanation on evaluation method

The income approach was applied when evaluating the recoverable amounts based on value in use, considering the characteristics of each unit or group of CGU.

•	Projection period

When evaluating the value in use, 5.5 years of cash flow estimates – July 1, 2017 through December 31, 2022 – was used in projection and the value thereafter was reflected as terminal value. In case of Shinhan Life Insurance, only the 30 years of future cash flows were applied since the present value of the future cash flows thereafter is not significant.

•	Discount rates and terminal growth rates

The required rates of return expected by shareholders were applied to the discount rates by calculating the cost of capital which comprises a risk-free interest rate, a market risk premium and systemic risk (beta factor). Expected terminal growth rate is on the basis of inflation rates.

Discount rates and terminal growth rates applied to each CGU are as follows:

	Discount rates	Terminal growth rate
Banking	6.6%~13.5%	0.7%~3.4%
Credit card	7.6%	1.7%
Securities	11.3%, 12,9%	3.4%
Life insurance	8.5%	—
Others	9.4%, 12.0%	1.7%

iv) Key assumptions

Key assumptions used in the discounted cash flow calculations of CGUs (other than Shinhan Life Insurance) are as follows:

	2017	2018	2019	2020	2021	2022 and thereafter
CPI growth	1.9%	1.7%	1.5%	1.6%	1.7%	1.7%
Real retail sales growth	2.5%	2.1%	1.9%	2.0%	2.2%	2.2%
Real GDP growth	2.9%	2.3%	1.9%	2.6%	2.8%	2.8%

Key assumptions used in the discounted cash flow calculations of Shinhan Life Insurance are as follows:

Key assumptions
Rate of return on investment	3.15%
Risk-based capital ratio	204.70%

The values for the CPI growth rate, real retail sales growth rate, real GDP growth rate, rate of return on investment and risk-based capital ratio are based on a combination of internal and external analysis.

v) Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated, are as follows:

	Amount
Total recoverable amount	~~W~~	42,196,357
Total carrying value(*)		37,160,566

	~~W~~	5,035,791

(*)	The goodwill recognized at the acquisition of the retail business of ANZ Vietnam is excluded from the table as the measurement of the fair value of assets acquired and liabilities assumed are not completed (see Note 49).